Schedule of Revenue Allowance and Accrual Activities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Balance	$ 112	$ 82	$ 82	$ 246
Provision related to current period sales	189	429	507	813
Credit or payments made during the period	(179)	(378)	(477)	(977)
Balance	122	133	112	82
Returns [Member]
Disaggregation of Revenue [Line Items]
Balance	52	48	48	43
Provision related to current period sales	32	4	4	10
Credit or payments made during the period	(6)			(5)
Balance	78	52	52	48
Co-pay Assistance Program [Member]
Disaggregation of Revenue [Line Items]
Balance		9	9	101
Provision related to current period sales		156	156	574
Credit or payments made during the period		(145)	(165)	(666)
Balance		20		9
Prompt Pay Discounts [Member]
Disaggregation of Revenue [Line Items]
Balance	6	5	5	48
Provision related to current period sales		3	3	19
Credit or payments made during the period	(6)	(2)	(2)	(62)
Balance		6	6	5
Government and Payor Rebates [Member]
Disaggregation of Revenue [Line Items]
Balance	54	20	20	54
Provision related to current period sales	157	266	344	210
Credit or payments made during the period	(167)	(231)	(310)	(244)
Balance	$ 44	$ 55	$ 54	$ 20